UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act File Number 811-21836

Giant 5 Funds
(Exact name of registrant as specified in charter)

128 South Tejon, Suite 150
               Colorado Springs, CO 80903
 (Address of principal executive offices)

Michael G. Willis
The Willis Group
128 South Tejon, Suite 150
               Colorado Springs, CO 80903________
(Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Giant 5 Funds
Investor Shares

Semi-Annual Report
September 30, 2010

Giant 5 Total Investment System (FIVEX)
20+ Underlying Mutual Funds
Giant 5 Total Index System (INDEX)
20+ Underlying Index Funds and ETFs

Invest in the Essentials
Invest for Life™

Investors should carefully read and consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money.  This and other important information is contained in the Prospectus, which can be obtained by calling 1-888-5Giant5  (1-888-544-2685) or downloaded on www.Giant5.com. Funds distributed by UMB Distribution Services, LLC.

Semi-Annual Report
Table of Contents	September 30, 2010 (Unaudited)

Letter to Shareholders	2

Giant 5 Total Investment System
Schedule of Portfolio Investments	3
Financial Statements	4
Financial Highlights	6

Giant 5 Total Index System
Schedule of Portfolio Investments	7
Financial Statements	8
Financial Highlights	10

Notes to the Financial Statements	11
Supplemental Information	16

Statement Regarding Availability of Quarterly Portfolio Schedule. (Unaudited)

The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record. (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission’s website at http://www.sec.gov. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is also available at the SEC’s website at http://www.sec.gov.

October 31, 2010

Dear Shareholders,

A new global era has arrived.  Wall Street is no longer the center of the financial universe, and the United States and Europe appear to be losing  the political and economic dominance they have held over the rest of the world for the past 200 years.  We believe the “Rise of the Rest” (those living outside of the United States and Europe), combined with the one global language and economy of the Internet, will be the two most significant factors driving the financial course of the next decade.

The new global economy and rapid advancements in technology seem to be changing the fundamentals of investing at a rate the industry has never seen before.  There are roughly seven times as many people living outside of the United States and Europe as compared to those living within.  The growth and consumption behavior of this huge demographic will likely drive prices sharply higher during the next decade.

If this last decade is any indication, it appears that governments in general cannot control their spending and debt.  Instead of being fiscally responsible by spending less than they take in, governments use their ability to print money to make up the difference.  As a result, we believe this will ultimately lead to a devaluing of all currencies that are not backed by hard assets such as gold.  As these fiat currencies diminish in value, we believe that core commodities will increase in value and become a better global “currency”.

We believe that global consumption is key to investing in the new global economy.  Not coincidentally, core commodities represent a large percentage of the average investor’s annual budget. Therefore, our independent Fund of Funds structure which utilizes a “best of” approach for both indexes and managers, combined with a focus on the 5 core themes of Energy, Raw Materials, Capital Markets, Bonds, and Real Estate, represents a comprehensive investment process for investors who desire to focus on consumption.

Our investment process, Consumption-Based Fundamental Asset Allocation (CFAA), introduces a new generation of asset management methodologies which use fundamental attributes of the Investor, not the investment, as the primary determinant for all asset allocation decisions. Our “Invest Where You Spend” strategy is designed to invest in the areas our Investors spend the majority of their money. By designing the portfolio around consumption and global spending patterns, our goal is to give Investors the capability to meet their future spending needs on the budget items they spend most of their money.  This, we believe, is the primary purpose of investing.

Since our inception almost 5 years ago, both of our Funds have outperformed their benchmark, the S&P 500® Index (see performance chart below).  In addition, both Funds also outperformed their benchmark during the past 1-year, 2-year, and 3-year periods. The primary reason that we outperformed our benchmark during the most recent period was due to an increase in prices among some of the core commodities that we overweight compared to the S&P 500® Index.  We overweight these sectors compared to our benchmark because they represent a large portion of Investor’s spending. Looking forward, we believe the price of real estate, oil, metals, food and other raw materials will continue to move higher, and our portfolios should benefit as a result.

Thank you for your continued trust as shareholders of Giant 5 Funds. We appreciate our Investors and will continue strive to place you first in all that we do.

Invest in the Essentials.  Invest for Life.

Michael G. Willis
President

Performance as of October 31, 2010			2-Year	3-Year	Average Annual Since
	3-Months	1-Year	Average	Average	Inception (May 1, 2006)
Total Investment System (FIVEX)	+10.11%	+17.06%	+20.89%	-4.25%	+2.66%
Total Index System (INDEX)	+10.08%	+16.65%	+18.73%	-4.61%	+1.08%
S&P 500® Index	+7.96%	+16.52%	+13.11%	-6.49%	-0.14%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-888-5GIANT5. Total Annual Fund Operating Expenses of the Total Investment System and Total Index System were 2.51% and 2.32%, respectively.

The S&P Index is an unmanaged index of stocks, bonds or mutual funds.  It is not possible to invest directly in an index.

Schedule of Portfolio Investments	Giant 5 Total Investment System September 30, 2010 (Unaudited)

		Fair
Security Description	Shares	Value
INVESTMENT COMPANIES - 99.7%
BlackRock Energy
& Resources Portfolio, Class I*	41,033	$1,434,517
Cohen & Steers Asia Pacific
Realty Shares, Inc., Class I	49,096	449,718
E.I.I. International Property
Fund, Class I	90,499	1,582,823
Fidelity Select Materials Portfolio	57,074	3,262,339
First American Real Estate
Securities Fund, Class Y	89,231	1,512,457
First Eagle Global Fund, Class I	20,061	868,461
First Eagle Overseas Fund, Class I	37,412	809,966
Franklin Mutual European Fund, Class Z	8,464	175,791
ICON Materials Fund	50,069	503,694
Ivy Global Natural Resources
Fund, Class I*	1,597	28,947
JPMorgan Small Cap Equity
Fund, Class S	1,000	33,070
Matthews China Fund	38,630	1,134,560
Matthews India Fund	21,815	471,640
Metzler/Payden European
Emerging Markets Fund*	7,831	210,422
Morgan Stanley Institutional
Fund, Inc., International Real Estate
Portfolio, Class I	17,256	323,212
Morgan Stanley Institutional
Fund, Inc., U.S. Real Estate
Portfolio, Class I	7,474	99,483
Oppenheimer International
Bond Fund, Class Y	80,031	544,209
T. Rowe Price Latin America Fund	3,272	173,685
Vanguard Energy Fund, Admiral Shares	19,866	2,146,949
Vanguard Inflation-Protected
Securities Fund, Admiral Shares	84,463	2,201,942
Total Investment Companies
(Cost $15,603,948)		17,967,885

SHORT-TERM INVESTMENTS - 0.4%

Fidelity Institutional Treasury Portfolio,
Class I, 0.033%, 10/1/2010(a)	74,136	74,136
Total Short-Term Investments
(Cost $74,136)		74,136
Total Investments - 100.1%
(Cost $15,678,084)		18,042,021
Other Liabilities in
Excess of Assets - (0.1)%		(19,069)
NET ASSETS - 100.0%		$18,022,952

*	Non-income producing.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2010.

Giant 5 Total Investment System
Sector Breakdown
(Based on Total Investments) (Unaudited)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

Assets:
Investment securities at fair value
(cost $15,678,084)	$18,042,021
Interest and dividends receivable	1,874
Prepaid expenses	18,109
Total Assets	18,062,004

Liabilities:
Payable to Adviser	9,711
Payable for 12b-1 fees	2,464
Other payables	26,877
Total Liabilities	39,052

Net Assets	$18,022,952

Net assets consist of:
Paid-in-capital	$22,383,494
Undistributed net investment loss	(72,890)
Accumulated undistributed net realized losses	(6,651,589)
Net unrealized appreciation on investments	2,363,937

Net Assets	$18,022,952

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,315,298

Net Asset Value, Offering Price and
Redemption Price Per Share	$13.70

STATEMENT OF OPERATIONS
For the period ended September 30, 2010 (Unaudited)

Investment Income:
Dividends	$47,195
Interest income	68
Total Investment Income	47,263

Expenses:
Investment advisory fees	59,349
Fund administration fees	33,174
Transfer Agency fees	25,681
12b-1 fees	15,059
Blue Sky fees	10,538
Audit fees	7,088
Custody fees	6,084
Insurance	4,541
CCO fees	2,711
Printing fees	2,306
Legal fees	2,064
Pricing fees	1,367
Directors fees	307
Miscellaneous fees	504
Total Expenses	170,773

Net Investment Loss	(123,510)

Net Realized and Unrealized
Gains/(Losses) on Investments:
Net realized losses from investment transactions	(232,658)
Net realized gain distributions from underlying funds	1,766
Change in unrealized appreciation/(depreciation)
on investments	862,047
Net realized and unrealized gains on investments	631,155

Change in net assets resulting from operations	$507,645

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

	Period Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
STATEMENTS OF CHANGES IN NET ASSETS

Increase in Net Assets from Operations
Net investment income/(loss)	$(123,510)	$42,013
Net realized losses from investment transactions	(232,658)	(315,998)
Net realized gain distributions from underlying funds	1,766	31,580
Change in unrealized appreciation/(depreciation) on investments	862,047	7,050,618
Change in net assets resulting from operations	507,645	6,808,213

Capital Share Transactions
Proceeds from sale of shares	485,610	1,689,470
Cost of shares redeemed	(1,786,339)	(2,878,157)
Change in net assets resulting from capital share transactions	(1,300,729)	(1,188,687)
Net increase/(decrease) in net assets	(793,084)	5,619,526

Net Assets
Beginning of period	18,816,036	13,196,510
End of period	$18,022,952	$18,816,036
Accumulated undistributed net investment income/(loss) at end of period	(72,890)	50,620

Share Information
Shares sold	38,346	145,686
Shares redeemed	(139,884)	(248,405)
Net change resulting from share transactions	(101,538)	(102,719)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Investment System

The table below sets forth financial	Period Ended
data for a share outstanding in the Fund	September 30, 2010		Year Ended	Year Ended	Year Ended		Period Ended
throughout each period presented:	(Unaudited)		March 31, 2010	March 31, 2009	March 31, 2008		March 31, 2007(a)

Per share data:
Net Asset Value - Beginning of Period	$13.28		$8.68	$15.64	$16.27		$15.00

Income/(loss) from
Investment Operations:
Net investment income/(loss)	(0.09)		0.03	(0.03)	0.65		0.26
Net realized and unrealized
gains/(losses) on investments	0.51		4.57	(6.35)	0.13	(b)	1.41
Total from investment operations	0.42		4.60	(6.38)	0.78		1.67

Less Distributions
Declared to Shareholders:
Net investment income	—		—	—	(0.65)		(0.26)
Net realized gains	—		—	(0.58)	(0.76)		(0.14)
Total distributions	—		—	(0.58)	(1.41)		(0.40)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	—	(d)	—	(d)

Net Asset Value - End of Period	$13.70		$13.28	$8.68	$15.64		$16.27

Total Return(e)	3.16%		53.00%	(41.06)%	4.39%		11.27	%(f)

Ratios (to average net assets)
Supplemental Data:
Net assets at end of period (000s)	$18,023		$18,816	$13,197	$30,374		$29,970
Ratio of expenses to average net assets(g)	1.93	%(h)	1.89%	1.64%	1.37	%(i)	1.91	%(h)
Net investment income/(loss)
to average net assets(j)	(1.39	)%(h)	0.24%	(0.18)%	3.94%		1.96	%(h)
Portfolio turnover	0	%(f)	8.84%	58.81%	51.90%		22.20	%(f)

(a)	Fund commenced operations on May 1, 2006.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions for the period.

(c)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(d)	Less than $0.005.
(e)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(f)	Not annualized.
(g)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.
(h)	Annualized.
(i)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(j)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See Notes to the Financial Statements.

Schedule of Portfolio Investments	Giant 5 Total Index System September 30, 2010 (Unaudited)

	Shares or
	Principal	Fair
Security Description	Amount	Value
EXCHANGE TRADED FUNDS - 97.4%

Energy Select Sector SPDR Fund	14,133	$792,296
First Trust ISE Chindia Index Fund	39,000	969,930
Guggenheim China Real Estate ETF	10,000	196,399
iShares Barclays 1-3 Year
Treasury Bond Fund	100	8,437
iShares Barclays TIPS Bond Fund	15,300	1,668,159
iShares S&P Europe 350 Index Fund	10,584	400,605
iShares S&P Global Energy
Sector Index Fund	4,185	141,704
Materials Select Sector SPDR Fund	27,000	885,060
PowerShares FTSE RAFI
U.S. 1000 Portfolio	11,855	596,662
PowerShares FTSE RAFI U.S. 1500
Small-Mid Portfolio	7,370	408,740
PowerShares Golden Dragon
Halter USX China Portfolio	10,000	262,600
PowerShares WilderHill
Clean Energy Portfolio*	4,000	39,520
SPDR Barclays Capital International
Treasury Bond ETF	434	26,023
SPDR Barclays Capital TIPS ETF	5,000	269,900
SPDR DB International Government
Inflation-Protected Bond ETF	10,000	587,600
SPDR Dow Jones International
Real Estate ETF	26,500	1,019,985
SPDR Dow Jones REIT ETF	983	56,365
SPDR S&P Oil & Gas
Equipment & Services ETF	6,000	178,020
SPDR S&P Oil & Gas
Exploration & Production ETF	4,000	169,040
Vanguard Energy ETF	14,200	1,174,766
Vanguard Information Technology ETF	5,000	278,000
Vanguard Materials ETF	10,524	746,152
Vanguard REIT ETF	27,500	1,432,200
WisdomTree International
Basic Materials Sector Fund	50,650	1,405,026
WisdomTree International
Energy Sector Fund	17,993	431,472
WisdomTree International
MidCap Dividend Fund	4,000	196,480
WisdomTree International
Real Estate Fund	20,000	575,200
WisdomTree International
SmallCap Dividend Fund	3,500	165,970
Total Exchange Traded Funds
(Cost $16,145,780)		15,082,311

SHORT-TERM INVESTMENTS - 2.7%

Fidelity Institutional Treasury
Portfolio, Class I, 0.033%, 10/1/2010(a)	$425,511	425,511
Total Short-Term Investments
(Cost $425,511)		425,511
Total Investments - 100.1%
(Cost $16,571,291)		15,507,822
Other Liabilities in
Excess of Assets - (0.1)%		(15,441)
NET ASSETS - 100.0%		$15,492,381

*	Non-income producing.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2010.

Giant 5 Total Index System
Sector Breakdown
(Based on Total Investments) (Unaudited)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

Assets:
Investment securities at fair value
(cost $16,571,291)	$15,507,822
Interest and dividends receivable	10
Prepaid expenses	17,189
Total Assets	15,525,021

Liabilities:
Payable to Adviser	8,330
Payable for 12b-1 fees	2,113
Other payables	22,197
Total Liabilities	32,640

Net Assets	$15,492,381

Net assets consist of:
Paid-in-capital	$19,242,727
Undistributed net investment income	23,926
Accumulated undistributed net realized losses	(2,710,803)
Net unrealized depreciation on investments	(1,063,469)

Net Assets	$15,492,381

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,155,942

Net Asset Value, Offering Price
and Redemption Price Per Share	$13.40

STATEMENT OF OPERATIONS
For the period ended September 30, 2010 (Unaudited)

Investment Income:
Dividends	$168,649
Interest income	114
Total Investment Income	168,763

Expenses:
Investment advisory fees	50,410
Fund administration fees	28,203
Transfer Agency fees	21,727
12b-1 fees	12,790
Blue Sky fees	10,641
Audit fees	7,088
Custody fees	5,840
Insurance	3,833
CCO fees	2,303
Printing fees	1,957
Legal fees	1,781
Pricing fees	1,514
Directors fees	255
Miscellaneous fees	695
Total Expenses	149,037

Net Investment Income	19,726

Net Realized and Unrealized
Gains/(Losses) on Investments:
Net realized losses from investment transactions	(37,700)
Change in unrealized appreciation/(depreciation)
on investments	366,494
Net realized and unrealized gains on investments	328,794

Change in net assets resulting from operations	$348,520

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

	Period Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
STATEMENTS OF CHANGES IN NET ASSETS
Increase in Net Assets from Operations
Net investment income	$19,726	$82,384
Net realized losses from investment transactions	(37,700)	(591,616)
Net realized gain distributions from underlying funds	—	58
Change in unrealized appreciation/(depreciation) on investments	366,494	6,172,150
Change in net assets resulting from operations	348,520	5,662,976

Distributions to Shareholders
Net investment income	—	(97,247)
Change in net assets resulting from distributions to shareholders	—	(97,247)

Capital Share Transactions
Proceeds from sale of shares	341,930	593,115
Distributions reinvested	—	96,003
Cost of shares redeemed	(719,522)	(1,690,183)
Change in net assets resulting from capital share transactions	(377,592)	(1,001,065)
Net increase/(decrease) in net assets	(29,072)	4,564,664

Net Assets
Beginning of period	15,521,453	10,956,789
End of period	$15,492,381	$15,521,453
Accumulated undistributed net investment income at end of period	23,926	4,200

Share Information
Shares sold	26,692	53,461
Distributions reinvested	—	7,506
Shares redeemed	(57,449)	(144,804)
Net change resulting from share transactions	(30,757)	(83,837)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Index System

The table below sets forth financial	Period Ended
data for a share outstanding in the Fund	September 30, 2010		Year Ended	Year Ended		Year Ended		Period Ended
throughout each period presented:	(Unaudited)		March 31, 2010	March 31, 2009		March 31, 2008		March 31, 2007(a)

Per share data:
Net Asset Value - Beginning of Period	$13.08		$8.62	$15.36		$16.24		$15.00

Income/(loss) from
Investment Operations:
Net investment income	0.02		0.07	0.20		0.18		0.15
Net realized and unrealized
gains/(losses) on investments	0.30		4.47	(6.57	)(b)	0.01	(b)	1.25
Total from investment operations	0.32		4.54	(6.37)		0.19		1.40

Less Distributions
Declared to Shareholders:
Net investment income	—		(0.08)	(0.18)		(0.18)		(0.15)
Net realized gains	—		—	(0.19)		(0.89)		—	(d)
Return of capital	—		—	—		—		(0.01)
Total distributions	—		(0.08)	(0.37)		(1.07)		(0.16)
Paid-in capital from redemption fees	—	(c)	— (c)	—	(c)	—	(d)	—	(d)

Net Asset Value - End of Period	$13.40		$13.08	$8.62		$15.36		$16.24

Total Return(e)	2.45	%(f)	52.70%	(41.75)%		0.91%		9.38	%(f)

Ratios (to average net assets)
Supplemental Data:
Net assets at end of period (000s)	$15,492		$15,521	$10,957		$20,395		$22,388
Ratio of expenses to average net assets(g)	1.98	%(h)	1.94%	1.74%		1.42	%(i)	1.90	%(h)
Net investment income
to average net assets(j)	0.26	%(h)	0.57%	1.44%		1.20%		1.00	%(h)
Portfolio turnover	0	%(f)	11.14%	66.67%		110.31%		5	.35%(f)

(a)	Fund commenced operations on May 1, 2006.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(c)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(d)	Less than $0.005.
(e)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(f)	Not annualized.
(g)	This ratio excludes the impact of expenses of the registered investment companies and exchange traded funds in which the Fund invests.
(h)	Annualized.
(i)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(j)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange traded funds in which the Fund invests.

See Notes to the Financial Statements.

Notes to the Financial Statements	Giant 5 Funds September 30, 2010 (Unaudited)

1.Organization

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct strategies and policies:  the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund,” collectively the “Funds”).  Each of the Funds commenced operations on May 1, 2006.

The investment objective for each Fund is to seek total return.  To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund.  To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that each Fund invests in other mutual funds and exchange traded funds (“Underlying Funds”).  The Trust has established two classes of shares: Investor Shares and Institutional Shares.  While the Institutional Shares became effective during the year ended March 31, 2009, only Investor Shares have been offered and issued to date.

2.Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The value of assets in a Fund’s portfolio is determined on the basis of their fair value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees (the “Board”).  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares.  The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Additionally, each of the Underlying Funds will be registered investment companies, therefore their net asset value per share (“NAV”) will be calculated as set forth in their prospectuses.  As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures.  Due to this structure, the Underlying Funds’ policies will be used in the daily calculation of their NAV, which will, in turn, be used in calculating the Funds’ NAV.  If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in a timely fashion for the Funds’ NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day.

A Fund will fair value price its securities when market quotations are not readily available.  Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker.  In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis.  In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities.  Fair valuations will be reviewed by the Board of Trustees on a quarterly basis.  Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing

Continued

Notes to the Financial Statements	Giant 5 Funds September 30, 2010 (Unaudited)

arbitrage opportunities in a Fund.  However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security.  Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.  The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a Fund’s investments. The three broad levels of the hierarchy are described below:

•	Level 1 –	quoted prices for active markets for identical securities.
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 –	significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2010.

Giant 5 Total Investment System

		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significan
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment Companies	$17,967,885	$ —	$ —	$17,967,885
Short-Term Investments	74,136	—	—	74,136
Total	$18,042,021	$ —	$ —	$18,042, 021

Giant 5 Total Index System

		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Exchange Traded Funds	$15,082,311	$ —	$ —	$15,082,311
Short-Term Investments	425,511	—	—	425,511
Total	$15,507,822	$ —	$ —	$15,507,822

The Funds did not hold any Level 2 or Level 3 securities during the period ended September 30, 2010.

Investment Transactions and Related Income:

Investment transactions are recorded on a trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Securities gains and losses are calculated based on highest cost, long-term holdings, and where not applicable, the first-in, first-out method.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Continued

Notes to the Financial Statements	Giant 5 Funds September 30, 2010 (Unaudited)

Expenses:

Expenses directly attributable to a Fund are charged directly to the Fund.  Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:
Dividends from net investment income, if any, are declared and distributed semi-annually for each Fund. Dividends from net realized gains, if any, are declared and distributed annually for each Fund.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date.  They may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  As of March 31, 2010, permanent book to tax differences were as follows:

		Undistributed Net	Accumulated Undistributed
Fund	Paid-in-Capital	Investment Income	Net Realized Losses
Giant 5 Total Investment System	$ —	$8,607	$(8,607)
Giant 5 Total Index System	(207)	342	(135)

Federal Income Taxes:

Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.  Therefore, no federal or excise tax provision is recorded.

As of and during the year ended March 31, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for all tax years since the commencement of operations.

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent Events:
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

Recent Accounting Pronouncements:

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards UpdateImproving Disclosures about Fair Value Measurements that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

Continued

Notes to the Financial Statements	Giant 5 Funds September 30, 2010 (Unaudited)

3.	Related Party Transactions:

Investment Adviser:

The Willis Group, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund.  The Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Board.  The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

Certain trustees and officers of the Trust are also officers of the Adviser.

Distribution Plan:

Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Investor Shares.  Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay 0.17% of its average daily net assets attributable to its Investor Shares.  The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing shares, advertising and marketing and for providing certain services to shareholders of the Investor Shares.  The 12b-1 expenses incurred by the Funds are reported within the Statement of Operations.

4.	Purchases and Sales of Securities:

Purchases and sales of investment securities, excluding short-term securities for the period ended September 30, 2010, totaled:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Purchases	$ —	$ —
Sales	105,558	860,505

There were no purchases or sales of U.S. government securities for the period.

5.	Federal Tax Information:

At September 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Tax Cost	$15,691,237	$16,585,329
Tax Unrealized Appreciation	2,932,867	1,564,872
Tax Unrealized (Depreciation)	(582,083)	(2,642,371)
Net Unrealized Appreciation/(Depreciation)	2,350,784	(1,077,499)

The tax character of distributions paid during the fiscal years ended March 31, 2010 and March 31, 2009 were as follows:

	Giant 5 Total		Giant 5 Total
	Investment System		Index System
	2010	2009	2010	2009
Distributions Paid from Ordinary Income	$ —	$ —	$97,247	$296,843
Distributions Paid from Net Long Term Capital Gains	—	843,959	—	170,672
Total Taxable Distributions	—	843,959	$97,247	467,515
Return of Capital Distributions	—	—	—	—
Total Distributions Paid	—	843,959	$97,247	467,515

Continued

Notes to the Financial Statements	Giant 5 Funds September 30, 2010 (Unaudited)

As of March 31, 2010, the components of accumulated earnings on a tax basis were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Undistributed Ordinary Income	$50,620	$4,542
Undistributed Long Term Capital Gains	—	—
Accumulated Earnings	50,620	4,542
Distributions Payable	—	—
Accumulated Capital and Other Losses	(6,407,544)	(2,659,200)
Unrealized Appreciation/(Depreciation)	1,488,737	(1,444,001)
Total Accumulated Earnings/(Deficit)	(4,868,187)	(4,098,659)

The difference between book basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

At March 31, 2010, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.  Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire In:
Fund	2017	2018	Total
Giant 5 Total Investment System	$796,004	$5,437,353	$6,233,357
Giant 5 Total Index System	29,840	2,509,989	2,539,829

As of March 31, 2010, the Giant 5 Total Investment System and the Giant 5 Total Index System had $174,187 and $119,371, respectively, of post-October losses, which have been elected to be deferred until April 1, 2010 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

6.	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.  As of September 30, 2010, TD Ameritrade Clearing, Inc. had ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 63.9% and 68.2%, respectively.

Supplemental Information	Giant 5 Funds September 30, 2010 (Unaudited)

Expense Example

As a shareholder of the Giant 5 Funds, you incur two types of costs:  (1) transaction costs, including exchange fees; and (2) ongoing costs, including investment Advisory fees, distribution (12b-1) fees, and other Fund expenses.  The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 through September 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 4/1/10	value 9/30/10	4/1/10-9/30/10(1)	4/1/10-9/30/10(1)
Giant 5 Total Investment System	$1,000.00	$1,031.60	$9.82	1.93%
Giant 5 Total Index System	$1,000.00	$1,024.50	$10.05	1.98%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees, if applicable.  Therefore, the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 4/1/10	value 9/30/10	4/1/10-9/30/10(1)	4/1/10-9/30/10(1)
Giant 5 Total Investment System	$1,000.00	$1,015.33	$9.74	1.93%
Giant 5 Total Index System	$1,000.00	$1,015.07	$10.01	1.98%

(1)
Expenses are equal to the average account value times the annualized expense ratio of the Giant 5 Total Investment System and the Giant 5 Total Index System of 1.93% and 1.98%, respectively, multiplied by the number of days in the period (183), divided by the number of days in the fiscal year (365).

(This Page Intentionally Left Blank.)

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Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this Form N-CSR

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)Not applicable.

(2)Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(3) Not applicable.

(b)	Certifications required by Rule 30a-2 (b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2 (b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/  Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

Date     December 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer)

Date     December 7, 2010

/s/ Michael G. Willis
Michael G. Willis
(Principal Financial Officer)

Date     December 7, 2010